May 01, 2016

Ohio National Fund, Inc.

Supplement dated November 18, 2016

to the Prospectus dated May 1, 2016

Target VIP Portfolio

Change of Name and Investment Objective

The following supplements and amends the prospectus dated May 1, 2016, as previously supplemented:

The Board of Directors (the “Board) of Ohio National Fund, Inc. has approved changes to the Target VIP Portfolio (the “Portfolio”). Effective December 16, 2016:

●	the name of the Portfolio will change to “S&P MidCap 400® Index Portfolio”;
●	the Portfolio’s investment objective will change to “seeks total return approximating that of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400”) including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400®”; and
●	Geode Capital Management, Inc. (“Geode”) will replace First Trust Advisors L.P. (“First Trust”) as the subadviser for the Portfolio. Geode will follow an investment strategy that is intended to replicate the performance of the S&P MidCap 400® Index, although there is no assurance that the Portfolio’s investments will have the desired effect.

As part of the transition efforts, First Trust will liquidate all holdings of the Target VIP Portfolio except those holdings that are in the S&P MidCap 400® Index on the open market by December 13, 2016 for settlement no later than December 16, 2016. On and after December 16, 2016, Geode will invest the Portfolio’s holdings according to the new investment strategy described in the prospectus effective at that time.